LONG-TERM DEBT - 10-K	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT	CREDIT FACILITIES
On February 28, 2023, the Company entered into a working capital loan agreement (the Working Capital Loan) in connection with the acquisition of various new facilities. The Working Capital Loan allowed the Company to borrow up to $17,500 at an annual interest rate of 9%. On May 8, 2023, the Company drew on the Working Capital Loan in the amount of $15,000. As described below, the Working Capital Loan was repaid during the year and, as such, has a zero balance as of December 31, 2023.
On June 30, 2023, the Company and certain of its subsidiaries entered into a credit agreement with Truist Bank (Truist) and a syndicate of lenders (the 2023 Credit Agreement), that extended credit in the form of the revolving credit facility thereunder, (the 2023 Revolving Credit Facility), including letter of credit and swing line sub facilities and a term loan facility (Truist Term Loan), together referred to as the 2023 Credit Facility. The 2023 Credit Agreement provided for: (i) 2023 Revolving Credit Facility with revolving commitments in an aggregate principal amount of $150,000, including a letter of credit sub facility in an amount representing that portion of the aggregate revolving commitments that may be used by the borrower for the issuance of letters of credit in an aggregate face amount not to exceed $30,000 and a swingline loan sub facility in an aggregate principal amount at any time outstanding not to exceed $20,000 and (ii) the Truist Term Loan in an aggregate principal amount of $275,000.
Outstanding borrowings under the 2023 Credit Facility accrued interest at either: (a) the Secured Overnight Financing Rate (SOFR) (plus a 0.10% credit spread adjustment) plus a margin ranging from 2.50% to 3.50% per annum; or (b) Base Rate (which was defined in a customary manner for credit facilities of this type) plus a margin ranging from 1.50% to 2.50% per annum. The applicable margin was based on the Company’s debt to income ratio as calculated in accordance with the terms of the 2023 Credit Agreement. In addition, the Company agreed to pay a commitment fee on the unused portion of the 2023 Revolving Credit Facility, which ranged from 0.30% to 0.50% per annum, depending on the same debt to income ratio.
In connection with executing the 2023 Credit Agreement, deferred financing costs associated with both lines-of-credit and long-term debt of $3,109 were written off, and additional deferred financing costs of $9,662 were capitalized during the year ended December 31, 2023. In addition, on the closing date of the 2023 Credit Agreement, the Company drew $75,000 on the 2023 Revolving Credit Facility and borrowed the entirety of the $275,000 Truist Term Loan. See Note 9 for more details. The Company used approximately $142,000 of the net proceeds to repay certain outstanding indebtedness on prior lines of credit and the Working Capital Loan.
On December 7, 2023, the Company amended and restated the 2023 Credit Facility (Amended and Restated 2023 Credit Facility). The Amended and Restated 2023 Credit Facility provided for an increase of the 2023 Revolving Credit Facility to an aggregate principal amount of $600,000, which revolving commitments may also be utilized for (x) the issuance of letters of credit in an aggregate face amount not to exceed $50,000 and/or (y) the borrowing of swingline loans in aggregate principal amount not to exceed $20,000 at any time outstanding.
Outstanding borrowings under the Amended and Restated 2023 Credit Facility bear interest at the option of the Company based on: (a) SOFR (plus a 0.10% credit spread adjustment) plus a margin ranging from 2.25% to 3.25% per annum; or (b) the Base Rate (which is defined consistent with the 2023 Credit Facility) plus the applicable margin ranging from 1.25% to 2.25% per annum. The applicable margin is based on the Company’s debt to income ratio as calculated consistent with the 2023 Credit Facility. In addition, the Company will pay a commitment fee on the unused portion of the commitments, which ranges from 0.25% to 0.45% per annum, depending on the same debt to income ratio.
Upon the closing of the Amended and Restated 2023 Credit Facility, the Company borrowed $460,000 of revolving loans, the proceeds of which were used to repay and refinance all term loans and revolving loans under the 2023 Credit Facility, to repay certain other outstanding indebtedness, and to pay transaction costs in connection with the Amended and Restated 2023 Credit Facility. Deferred financing costs associated with both lines-of-credit and long-term debt of $519 were written off as part of the refinance during the year ended December 31, 2023.
The agreement above contains certain financial and non-financial covenants and restrictions. Default by the applicable credit party on any covenant or restriction could affect the lender’s commitment to lend, and, if not waived or corrected, could make the outstanding balances due on demand. Under the Amended and Restated 2023 Credit Facility, the Company must maintain a debt-to-income ratio of not greater than 3.00:1.00. The Amended and Restated 2023 Credit Facility also requires that the Company maintain a minimum interest/rent coverage ratio of not less than 1.10:1.00. The Company was in compliance with all such covenants and restrictions as of December 31, 2023.
The Company maintains the Amended and Restated 2023 Credit Facility as its single line-of-credit. At December 31, 2023, the total commitment limit continues to be $600,000 and was secured by Company assets. The agreements mature on December 7, 2028. The balance outstanding on all applicable lines was $520,000 at December 31, 2023, resulting in available cash of $80,000. The Company had no letters of credit outstanding as of December 31, 2023 and had $22,370 in letters of credit outstanding as of December 31, 2022.
As of December 31, 2022, the Company maintained several other lines-of-credit with commercial banks. At December 31, 2022, the total commitment limit amounted to $176,000 and was secured by Company assets. These agreements bear interest at rates ranging from LIBOR to LIBOR plus 3.5% and SOFR plus 3.15%. The agreements matured through November 5, 2024. The balance outstanding on these other applicable lines was $146,820 at December 31, 2022, resulting in available cash of $29,180. As discussed above, these other lines-of-credit were closed in connection with executing the 2023 Credit Agreement.
Deferred financing fees on lines-of-credit were $15,099 and $4,218 as of December 31, 2023 and 2022, respectively. Amortization expense relating to deferred financing fees on lines-of-credit for the year ended December 31, 2023 was $889 and was immaterial for the years ended December 31, 2022 and 2021, respectively. Accumulated amortization related to deferred financing fees on lines-of-credit was $193 and $2,811 for the years ended December 31, 2023 and 2022, respectively.
LONG-TERM DEBT
During the years ended December 31, 2023 and 2022, some of the Company's subsidiaries entered into Department of Housing and Urban Development (HUD)-insured mortgage loans in the aggregate amount of $88,809 and $7,027, respectively. As a result, eight of the Company's subsidiaries had mortgage loans insured with HUD in the aggregate amount of $166,181 as of December 31, 2023, of which $2,346 is classified as short-term and the remaining $163,834 is classified as long-term. As of December 31, 2022, the Company’s subsidiaries had HUD-insured mortgage loans in the aggregate amount of $79,031 of which $1,509 was classified as short-term and the remaining $77,522 was classified as long-term. These subsidiaries are subject to HUD-mortgage oversight and periodic inspections. As of December 31, 2023, the Company’s HUD-insured mortgage loans bear fixed interest rates ranging from 2.4% to 6.3% per annum and have various maturity dates through December 31, 2058. In addition to the interest rate, the Company incurs other fees for HUD placement, including but not limited to audit fees. Amounts borrowed under the mortgage loans may be prepaid, subject to prepayment fees based on the principal balance on the date of prepayment. The original terms for all the HUD-insured mortgage loans are 30 to 35 years.
In addition to the HUD-insured mortgage loans above, the Company has 12 other mortgage loans or promissory notes. The non-HUD insured mortgage loans and notes bear interest rates in the range of 2.0% and 8.0% per annum with various maturity dates through June 1, 2027. The notes are secured by equipment and guarantees by the Company and its stockholders. As of December 31, 2023 and 2022, the Company had $48,829 and $277,201, respectively, of debt principal outstanding under the mortgage loans and promissory notes, of which $14,476 is classified as short-term and the remaining $34,354 is classified as long-term as of December 31, 2023, and $59,854 is classified as short-term and the remaining $217,347 is classified as long-term as of December 31, 2022.
The Company was in compliance with all applicable loan covenants with respect to the foregoing as of December 31, 2023 and 2022. The loans above are guaranteed by the Company. Additionally, various loans are secured by real property with a carrying value amounting to $438,645, and $323,439 at December 31, 2023 and 2022, respectively.
Long-term debt consists of the following at:

	December 31,
	2023	2022
HUD-insured mortgage loans	$166,181	$79,031
Other mortgage loans and promissory notes	48,829	277,201
Less: current maturities	(16,822)	(61,363)
Less: deferred financing fees, net	(2,480)	(3,348)
Total	$195,708	$291,521
Long-term debt and line-of-credit maturities, excluding deferred financing fees, for the next five years and in the aggregate are as follows as of December 31, 2023:

Amount
2024	$16,822
2025	13,278
2026	3,545
2027	2,772
2028	522,770
Thereafter	175,823
Total	$735,010
Deferred financing fees incurred in conjunction with debt financing of $2,611 and $4,734 for the years ended December 31, 2023 and 2022, respectively, are being amortized over the life of the respective loans. Total amortization related to deferred financing fees is included in interest expense and amounted to $1,551, $978, and $462 for the years ended December 31, 2023, 2022, and 2021, respectively. Accumulated amortization related to those deferred financing fees was $131 and $1,386 for the years ended December 31, 2023 and 2022, respectively.
As discussed in Note 8, on June 30, 2023, the Company borrowed under the Truist Term Loan in connection with the execution of the 2023 Credit Agreement. Under the Truist Term Loan, the Company borrowed $275,000. The Truist Term Loan has a maturity date of June 30, 2028. Upon closing of the Truist Term Loan, the Company paid off certain other mortgage loans and promissory notes in the aggregate amount of $224,802. The Truist Term Loan was repaid on December 7, 2023 in connection with the closing of the Amended and Restated 2023 Credit Facility and as such, has a zero balance as of December 31, 2023.
CREDIT FACILITIES
On February 28, 2023, the Company entered into a working capital loan agreement (the Working Capital Loan) in connection with the acquisition of various new facilities. The Working Capital Loan allowed the Company to borrow up to $17,500 at an annual interest rate of 9%. On May 8, 2023, the Company drew on the Working Capital Loan in the amount of $15,000. As described below, the Working Capital Loan was repaid during 2023 and, as such, has a zero balance as of June 30, 2024.
On June 30, 2023, the Company and certain of its subsidiaries entered into a credit agreement with Truist and a syndicate of lenders (the 2023 Credit Agreement), that extended credit in the form of the revolving credit facility thereunder, (the 2023 Revolving Credit Facility), including letter of credit and swing line sub facilities and a term loan facility (Truist Term Loan), together referred to as the 2023 Credit Facility. The 2023 Credit Agreement
provided for: (i) the 2023 Revolving Credit Facility with revolving commitments in an aggregate principal amount of $150,000, including a letter of credit sub facility in an amount representing that portion of the aggregate revolving commitments that may be used by the borrower for the issuance of letters of credit in an aggregate face amount not to exceed $30,000 and a swingline loan sub facility in an aggregate principal amount at any time outstanding not to exceed $20,000 and (ii) the Truist Term Loan in an aggregate principal amount of $275,000.
Outstanding borrowings under the 2023 Credit Facility accrued interest at either: (a) the Secured Overnight Financing Rate (SOFR) (plus a 0.10% credit spread adjustment) plus a margin ranging from 2.50% to 3.50% per annum; or (b) Base Rate (which was defined in a customary manner for credit facilities of this type) plus a margin ranging from 1.50% to 2.50% per annum. The applicable margin was based on the Company’s debt to income ratio as calculated in accordance with the terms of the 2023 Credit Agreement. In addition, the Company agreed to pay a commitment fee on the unused portion of the 2023 Revolving Credit Facility, which ranged from 0.30% to 0.50% per annum, depending on the same debt to income ratio.
In connection with executing the 2023 Credit Agreement, deferred financing costs associated with both lines-of-credit and long-term debt of $3,109 were written off, and additional deferred financing costs of $9,662 were capitalized during the year ended December 31, 2023. In addition, on the closing date of the 2023 Credit Agreement, the Company drew $75,000 on the 2023 Revolving Credit Facility and borrowed the entirety of the $275,000 Truist Term Loan. The Company used approximately $142,000 of the net proceeds to repay certain outstanding indebtedness on prior lines of credit and the Working Capital Loan.
On December 7, 2023, the Company amended and restated the 2023 Credit Facility (the Amended and Restated 2023 Credit Facility). The Amended and Restated 2023 Credit Facility provided for an increase of the 2023 Revolving Credit Facility to an aggregate principal amount of $600,000, which revolving commitments may also be utilized for (x) the issuance of letters of credit in an aggregate face amount not to exceed $50,000 and/or (y) the borrowing of swingline loans in aggregate principal amount not to exceed $20,000 at any time outstanding.
Outstanding borrowings under the Amended and Restated 2023 Credit Facility bear interest at the option of the Company based on: (a) SOFR (plus a 0.10% credit spread adjustment) plus a margin ranging from 2.25% to 3.25% per annum; or (b) the Base Rate (which is defined consistent with the 2023 Credit Facility) plus the applicable margin ranging from 1.25% to 2.25% per annum. The applicable margin is based on the Company’s debt to income ratio as calculated consistent with the 2023 Credit Facility. In addition, the Company will pay a commitment fee on the unused portion of the commitments, which ranges from 0.25% to 0.45% per annum, depending on the same debt to income ratio.
Upon the closing of the Amended and Restated 2023 Credit Facility, the Company borrowed $460,000 of revolving loans, the proceeds of which were used to repay and refinance all term loans and revolving loans under the 2023 Credit Facility, to repay certain other outstanding indebtedness, and to pay transaction costs in connection with the Amended and Restated 2023 Credit Facility. Deferred financing costs associated with both lines-of-credit and long-term debt of $519 were written off as part of the refinance during the year ended December 31, 2023.
The agreement above contains certain financial and non-financial covenants and restrictions. Default by the applicable credit party on any covenant or restriction could affect the lender’s commitment to lend, and, if not waived or corrected, could make the outstanding balances due on demand. Under the Amended and Restated 2023 Credit Facility, the Company must maintain a debt-to-income ratio of not greater than 3.00:1.00. The Amended and Restated 2023 Credit Facility also requires that the Company maintain a minimum interest/rent coverage ratio of not less than 1.10:1.00. The Company was in compliance with all such covenants and restrictions as of June 30, 2024.
The Company maintains the Amended and Restated 2023 Credit Facility as its single line-of-credit. At June 30, 2024, the total commitment limit continued to be $600,000 and was secured by Company assets. The agreements mature on December 7, 2028. The balance outstanding on all applicable lines was $248,000 and $520,000 at June 30, 2024 and December 31, 2023, resulting in available cash of $340,350 and $80,000, respectively, net of letter of credit usage.
Deferred financing fees on lines-of-credit were $15,099 as of June 30, 2024 and December 31, 2023. Amortization expense relating to deferred financing fees on lines-of-credit for the three months ended June 30, 2024 and 2023 was $755 and $165, respectively and for the six months ended June 30, 2024 and 2023 were $1,510 and $352, respectively. Accumulated amortization related to deferred financing fees on lines-of-credit was $1,703 and $193 as of June 30, 2024 and December 31, 2023, respectively.
On April 15, 2024, the Company completed an Initial Public Offering (IPO), as described in Note 13, “Capital Stock”, receiving initial net proceeds of $423,000. The Company used $370,000 of the net proceeds from the IPO, which represented 87.5% of the net proceeds from the IPO, to repay amounts outstanding under the Amended and Restated 2023 Credit Facility, and used the remaining amount for general corporate purposes to support the growth of the business.
LONG-TERM DEBT
During the six months ended June 30, 2024 and the year ended December 31, 2023, some of the Company's subsidiaries entered into Department of Housing and Urban Development (HUD)-insured mortgage loans in the aggregate amount of $34,685 and $88,809, respectively. As a result, 11 of the Company's subsidiaries had mortgage loans insured with HUD in the aggregate amount of $199,404 as of June 30, 2024, of which $3,339 is classified as short-term and the remaining $196,058 is classified as long-term. As of December 31, 2023, the Company’s subsidiaries had HUD-insured mortgage loans in the aggregate amount of $166,181 of which $2,346 was classified as short-term and the remaining $163,835 was classified as long-term. These subsidiaries are subject to HUD-mortgage oversight and periodic inspections. As of June 30, 2024, the Company’s HUD-insured mortgage loans bear fixed interest rates ranging from 2.4% to 6.3% per annum and have various maturity dates through December 31, 2058. In addition to the interest rate, the Company incurs other fees for HUD placement, including but not limited to audit fees. Amounts borrowed under the mortgage loans may be prepaid, subject to prepayment fees based on the principal balance on the date of prepayment. The original terms for all the HUD-insured mortgage loans are 24 to 35 years.
In addition to the HUD-insured mortgage loans above, the Company has 12 other mortgage loans or promissory notes. The non-HUD insured mortgage loans and notes bear interest rates in the range of 2.0% and 7.5% per annum with various maturity dates through June 1, 2027. The notes are secured by equipment and guarantees by the Company and certain stockholders. As of June 30, 2024 and December 31, 2023, the Company had $46,021 and $48,829, respectively, of debt principal outstanding under the mortgage loans and promissory notes, of which $12,407 is classified as short-term and the remaining $33,614 is classified as long-term as of June 30, 2024, and $14,476 is classified as short-term and the remaining $34,353 is classified as long-term as of December 31, 2023.
The Company was in compliance with all applicable loan covenants with respect to the foregoing as of June 30, 2024 and December 31, 2023. The loans above are guaranteed by the Company. Additionally, various loans are secured by real property with a carrying value amounting to $235,222 and $438,645 at June 30, 2024 and December 31, 2023, respectively.
Long-term debt consists of the following at:

	June 30, 2024	December 31, 2023
HUD-insured mortgage loans	$199,404	$166,181
Other mortgage loans and promissory notes	46,021	48,829
Less: current maturities	(15,745)	(16,822)
Less: deferred financing fees, net	(2,573)	(2,480)
Total	$227,107	$195,708
Deferred financing fees incurred in conjunction with debt financing of $2,745 and $2,611 as of June 30, 2024 and December 31, 2023, respectively, are being amortized over the life of the respective loans. Total amortization related to deferred financing fees is included in interest expense and amounted to $21 and $390 for the three months ended June 30, 2024 and 2023, respectively, and $41 and $818 for the six months ended June 30, 2024 and 2023, respectively. Accumulated amortization related to those deferred financing fees was $172 and $131 at June 30, 2024 and December 31, 2023, respectively.
As discussed in Note 6, “Credit Facilities”, on June 30, 2023, the Company borrowed under the Truist Term Loan in connection with the execution of the 2023 Credit Agreement. Under the Truist Term Loan, the Company borrowed $275,000. The Truist Term Loan has a maturity date of June 30, 2028. Upon closing of the Truist Term Loan, the Company paid off certain other mortgage loans and promissory notes in the aggregate amount of $224,802. The Truist Term Loan was repaid on December 7, 2023 in connection with the closing of the Amended and Restated 2023 Credit Facility and as such, has a zero balance as of June 30, 2024.